Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2020-PJ1
Start - End Dates:	08/2018-07/2019
Deal Loan Count:	3
Report Run Date:	12/30/2019

Loan Level Tape Compare Upload

Loans in Report	3

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
XXXXX	XXXXXX	Cash Reserves	118573.39	116214.05
XXXXX	XXXXXX	DTI Qualifying (Back)	20.4600	21.6200
XXXXX	XXXXXX	Total Monthly Income	32353.00	32036.83
XXXXX	XXXXXX	Property Zip	XXXXXX	XXXXXX

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